Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2017-RC1
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-RC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street, | Charlotte, NC 28288-0166
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	General Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	19		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Historical Detail	20		500 North Central Expressway, Suite 261 | Plano, TX 75074
Delinquency Loan Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	23		375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		General Contact	(302) 636-4140
Supplemental Notes	29		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001FAU9	2.012000%	19,435,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001FAV7	3.118000%	73,836,000.00	19,422,866.63	8,440,144.38	50,467.08	876,691.76	0.00	9,367,303.22	10,982,722.25	34.83%	30.00%
A-3	95001FAW5	3.364000%	100,000,000.00	100,000,000.00	0.00	280,333.33	0.00	0.00	280,333.33	100,000,000.00	34.83%	30.00%
A-4	95001FAX3	3.631000%	195,938,000.00	195,938,000.00	0.00	592,875.73	0.00	0.00	592,875.73	195,938,000.00	34.83%	30.00%
A-SB	95001FAY1	3.453000%	26,358,000.00	26,358,000.00	0.00	75,845.15	0.00	0.00	75,845.15	26,358,000.00	34.83%	30.00%
A-S	95001FAZ8	3.844000%	46,009,000.00	46,009,000.00	0.00	147,382.16	0.00	0.00	147,382.16	46,009,000.00	25.83%	22.25%
B	95001FBC8	4.036000%	28,942,000.00	28,942,000.00	0.00	97,341.59	0.00	0.00	97,341.59	28,942,000.00	20.17%	17.38%
C	95001FBD6	4.591000%	26,715,000.00	26,715,000.00	0.00	102,207.14	0.00	0.00	102,207.14	26,715,000.00	14.95%	12.88%
D	95001FAC9	3.250000%	30,425,000.00	30,425,000.00	0.00	82,401.04	0.00	0.00	82,401.04	30,425,000.00	9.00%	7.75%
E	95001FAG0	3.361000%	23,005,000.00	23,005,000.00	0.00	64,433.17	0.00	0.00	64,433.17	23,005,000.00	4.50%	3.88%
F	95001FAL9	3.361000%	8,163,000.00	8,163,000.00	0.00	22,863.20	0.00	0.00	22,863.20	8,163,000.00	2.90%	2.50%
G	95001FAQ8	3.361000%	14,842,045.00	14,842,045.00	0.00	16,059.36	0.00	0.00	16,059.36	14,842,045.00	0.00%	0.00%
R	95001FAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2CVP80	4.984501%	31,245,686.60	27,358,942.74	444,218.13	111,650.99	91,646.83	0.00	647,515.95	26,914,724.61	0.00%	0.00%
Interest
Regular SubTotal			624,913,731.61	547,178,854.37	8,884,362.51	1,643,859.94	968,338.59	0.00	11,496,561.04	538,294,491.86

Notional Certificates
X-A	95001FBA2	1.474523%	415,567,000.00	341,718,866.63	0.00	419,893.65	864,598.08	0.00	1,284,491.73	333,278,722.25
X-B	95001FBB0	0.889552%	101,666,000.00	101,666,000.00	0.00	75,364.31	0.00	0.00	75,364.31	101,666,000.00
X-D	95001FAA3	1.734501%	30,425,000.00	30,425,000.00	0.00	43,976.82	0.00	0.00	43,976.82	30,425,000.00
X-E	95001FAE5	1.623501%	23,005,000.00	23,005,000.00	0.00	31,123.86	0.00	0.00	31,123.86	23,005,000.00
X-F	95001FAJ4	1.623501%	8,163,000.00	8,163,000.00	0.00	11,043.86	0.00	0.00	11,043.86	8,163,000.00
X-G	95001FAN5	1.623501%	14,842,045.00	14,842,045.00	0.00	7,757.33	0.00	0.00	7,757.33	14,842,045.00
Notional SubTotal			593,668,045.00	519,819,911.63	0.00	589,159.83	864,598.08	0.00	1,453,757.91	511,379,767.25

Deal Distribution Total					8,884,362.51	2,233,019.77	1,832,936.67	0.00	12,950,318.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001FAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001FAV7	263.05415556	114.30933935	0.68350236	0.00000000	0.00000000	11.87350019	0.00000000	126.86634189	148.74481621
A-3	95001FAW5	1,000.00000000	0.00000000	2.80333330	0.00000000	0.00000000	0.00000000	0.00000000	2.80333330	1,000.00000000
A-4	95001FAX3	1,000.00000000	0.00000000	3.02583332	0.00000000	0.00000000	0.00000000	0.00000000	3.02583332	1,000.00000000
A-SB	95001FAY1	1,000.00000000	0.00000000	2.87750019	0.00000000	0.00000000	0.00000000	0.00000000	2.87750019	1,000.00000000
A-S	95001FAZ8	1,000.00000000	0.00000000	3.20333326	0.00000000	0.00000000	0.00000000	0.00000000	3.20333326	1,000.00000000
B	95001FBC8	1,000.00000000	0.00000000	3.36333322	0.00000000	0.00000000	0.00000000	0.00000000	3.36333322	1,000.00000000
C	95001FBD6	1,000.00000000	0.00000000	3.82583343	0.00000000	0.00000000	0.00000000	0.00000000	3.82583343	1,000.00000000
D	95001FAC9	1,000.00000000	0.00000000	2.70833328	0.00000000	0.00000000	0.00000000	0.00000000	2.70833328	1,000.00000000
E	95001FAG0	1,000.00000000	0.00000000	2.80083330	0.00000000	0.00000000	0.00000000	0.00000000	2.80083330	1,000.00000000
F	95001FAL9	1,000.00000000	0.00000000	2.80083303	0.00000000	0.00000000	0.00000000	0.00000000	2.80083303	1,000.00000000
G	95001FAQ8	1,000.00000000	0.00000000	1.08201801	1.71881503	28.47839836	0.00000000	0.00000000	1.08201801	1,000.00000000
R	95001FAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2CVP80	875.60702667	14.21694251	3.57332490	0.06372848	1.07687568	2.93310341	0.00000000	20.72337082	861.39008416

Notional Certificates
X-A	95001FBA2	822.29548215	0.00000000	1.01041144	0.00000000	0.00000000	2.08052632	0.00000000	3.09093775	801.98553362
X-B	95001FBB0	1,000.00000000	0.00000000	0.74129316	0.00000000	0.00000000	0.00000000	0.00000000	0.74129316	1,000.00000000
X-D	95001FAA3	1,000.00000000	0.00000000	1.44541726	0.00000000	0.00000000	0.00000000	0.00000000	1.44541726	1,000.00000000
X-E	95001FAE5	1,000.00000000	0.00000000	1.35291719	0.00000000	0.00000000	0.00000000	0.00000000	1.35291719	1,000.00000000
X-F	95001FAJ4	1,000.00000000	0.00000000	1.35291682	0.00000000	0.00000000	0.00000000	0.00000000	1.35291682	1,000.00000000
X-G	95001FAN5	1,000.00000000	0.00000000	0.52265911	0.83025823	14.29623478	0.00000000	0.00000000	0.52265911	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	50,467.08	0.00	50,467.08	0.00	0.00	0.00	50,467.08	0.00
A-3	09/01/21 - 09/30/21	30	0.00	280,333.33	0.00	280,333.33	0.00	0.00	0.00	280,333.33	0.00
A-4	09/01/21 - 09/30/21	30	0.00	592,875.73	0.00	592,875.73	0.00	0.00	0.00	592,875.73	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	75,845.15	0.00	75,845.15	0.00	0.00	0.00	75,845.15	0.00
X-A	09/01/21 - 09/30/21	30	0.00	419,893.65	0.00	419,893.65	0.00	0.00	0.00	419,893.65	0.00
X-B	09/01/21 - 09/30/21	30	0.00	75,364.31	0.00	75,364.31	0.00	0.00	0.00	75,364.31	0.00
X-D	09/01/21 - 09/30/21	30	0.00	43,976.82	0.00	43,976.82	0.00	0.00	0.00	43,976.82	0.00
A-S	09/01/21 - 09/30/21	30	0.00	147,382.16	0.00	147,382.16	0.00	0.00	0.00	147,382.16	0.00
B	09/01/21 - 09/30/21	30	0.00	97,341.59	0.00	97,341.59	0.00	0.00	0.00	97,341.59	0.00
C	09/01/21 - 09/30/21	30	0.00	102,207.14	0.00	102,207.14	0.00	0.00	0.00	102,207.14	0.00
D	09/01/21 - 09/30/21	30	0.00	82,401.04	0.00	82,401.04	0.00	0.00	0.00	82,401.04	0.00
X-E	09/01/21 - 09/30/21	30	0.00	31,123.86	0.00	31,123.86	0.00	0.00	0.00	31,123.86	0.00
E	09/01/21 - 09/30/21	30	0.00	64,433.17	0.00	64,433.17	0.00	0.00	0.00	64,433.17	0.00
X-F	09/01/21 - 09/30/21	30	0.00	11,043.86	0.00	11,043.86	0.00	0.00	0.00	11,043.86	0.00
F	09/01/21 - 09/30/21	30	0.00	22,863.20	0.00	22,863.20	0.00	0.00	0.00	22,863.20	0.00
X-G	09/01/21 - 09/30/21	30	199,035.88	20,080.06	0.00	20,080.06	12,322.73	0.00	0.00	7,757.33	212,185.36
G	09/01/21 - 09/30/21	30	396,057.64	41,570.09	0.00	41,570.09	25,510.73	0.00	0.00	16,059.36	422,677.67
RR Interest	09/01/21 - 09/30/21	30	31,525.54	113,642.22	0.00	113,642.22	1,991.24	0.00	0.00	111,650.99	33,647.72
Totals			626,619.06	2,272,844.46	0.00	2,272,844.46	39,824.70	0.00	0.00	2,233,019.77	668,510.75

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	12,950,318.95
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,286,329.06	Master Servicing Fee	7,307.50
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,406.62
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	227.99
ARD Interest	0.00	Operating Advisor Fee	1,056.39
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	196.07
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,286,329.06	Total Fees	13,484.58

Principal		Expenses/Reimbursements
Scheduled Principal	467,897.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	28,764.10
Principal Prepayments	8,416,464.95	Special Servicing Fees (Monthly)	11,060.60
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,884,362.51	Total Expenses/Reimbursements	39,824.70

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,832,936.67	Interest Distribution	2,233,019.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,884,362.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,832,936.67
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	1,832,936.67	Total Payments to Certificateholders and Others	12,950,318.95
Total Funds Collected	13,003,628.24	Total Funds Distributed	13,003,628.23

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	547,178,854.62	547,178,854.62	Beginning Certificate Balance	547,178,854.37
(-) Scheduled Principal Collections	467,897.56	467,897.56	(-) Principal Distributions	8,884,362.51
(-) Unscheduled Principal Collections	8,416,464.95	8,416,464.95	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	538,294,492.11	538,294,492.11	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	548,308,126.48	548,308,126.48	Ending Certificate Balance	538,294,491.86
Ending Actual Collateral Balance	539,493,301.86	539,493,301.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.25)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.25)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	25,366,801.21	4.71%	63	5.5091	NAP	Defeased	4	25,366,801.21	4.71%	63	5.5091	NAP
1,000,000 or less	1	1,000,000.00	0.19%	64	4.5300	1.140000	1.15 or less	14	105,308,963.93	19.56%	64	4.9776	0.186642
1,000,001 to 2,000,000	5	7,372,502.65	1.37%	64	4.3869	1.401807	1.16 to 1.30	1	7,978,121.02	1.48%	63	5.3400	1.287600
2,000,001 to 3,000,000	8	20,393,806.38	3.79%	63	4.3582	1.370877	1.31 to 1.40	3	29,654,870.57	5.51%	59	4.7828	1.351036
3,000,001 to 4,000,000	3	10,403,379.96	1.93%	64	4.6053	1.796044	1.41 to 1.50	3	60,046,286.41	11.15%	63	5.4298	1.472573
4,000,001 to 5,000,000	4	18,135,882.78	3.37%	63	5.1367	1.773036	1.51 to 1.75	12	75,182,734.48	13.97%	64	5.2254	1.629129
5,000,001 to 6,000,000	6	33,101,822.34	6.15%	64	4.9769	1.594227	1.76 to 2.00	5	74,727,835.26	13.88%	63	4.8530	1.910249
6,000,001 to 7,000,000	2	12,372,745.15	2.30%	65	5.3980	1.995612	2.01 to 2.25	5	71,924,305.09	13.36%	64	4.7839	2.082077
7,000,001 to 8,000,000	4	30,343,051.75	5.64%	64	5.1387	2.060209	2.26 to 2.50	3	15,075,681.40	2.80%	63	5.2121	2.382619
8,000,001 to 9,000,000	3	25,520,337.06	4.74%	63	5.5753	0.904192	2.51 or greater	6	73,028,892.74	13.57%	43	4.7027	3.329382
9,000,001 to 10,000,000	2	19,373,468.67	3.60%	56	4.9945	1.373432	Totals	56	538,294,492.11	100.00%	60	5.0084	1.645465
10,000,001 to 15,000,000	4	48,065,071.82	8.93%	63	4.7188	1.562438
15,000,001 to 20,000,000	2	38,720,000.00	7.19%	65	4.9573	1.857069
20,000,001 to 30,000,000	5	123,754,260.93	22.99%	51	4.9501	2.392895
30,000,001 to 50,000,000	2	71,350,000.00	13.25%	63	4.8094	2.041980
50,000,001 or greater	1	53,021,361.41	9.85%	64	5.4400	(0.307500)
Totals	56	538,294,492.11	100.00%	60	5.0084	1.645465
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	25,366,801.21	4.71%	63	5.5091	NAP
							Defeased	5	25,366,801.21	4.71%	63	5.5091	NAP
Alabama	1	27,700,000.00	5.15%	62	4.9500	1.493500
							Industrial	1	33,000,000.00	6.13%	63	4.8900	1.988500
Arizona	1	8,959,548.90	1.66%	62	5.6270	(0.260000)
							Lodging	10	82,033,101.45	15.24%	64	5.4462	0.247806
California	6	88,068,745.13	16.36%	64	4.9687	2.216022
							Mobile Home Park	3	8,335,220.73	1.55%	64	5.6390	1.854969
Colorado	1	2,397,285.79	0.45%	63	5.7500	1.531700
							Multi-Family	19	82,902,792.76	15.40%	63	4.4900	1.445941
Florida	4	47,127,618.84	8.75%	65	5.0726	1.818056
							Office	6	92,633,529.47	17.21%	64	4.8265	2.253521
Georgia	3	21,649,751.26	4.02%	57	4.7490	0.594061
							Other	3	26,810,163.83	4.98%	7	4.6011	3.903551
Illinois	1	2,935,451.99	0.55%	63	5.7500	1.531700
							Retail	16	144,382,097.02	26.82%	63	5.0192	1.706152
Indiana	6	14,465,082.25	2.69%	64	5.3287	1.484023
							Self Storage	10	42,830,785.65	7.96%	64	5.4573	1.667764
Kansas	1	6,748,173.27	1.25%	64	5.4400	(0.307500)
							Totals	73	538,294,492.11	100.00%	60	5.0084	1.645465
Louisiana	1	22,000,000.00	4.09%	63	4.9900	1.868600

Michigan	6	24,396,208.07	4.53%	64	5.6752	1.760639

Missouri	1	5,589,126.41	1.04%	64	5.2900	1.802200

New York	16	54,286,939.91	10.08%	64	4.2701	1.256515

North Carolina	4	44,339,922.68	8.24%	63	4.9786	1.374087

Ohio	4	35,267,077.77	6.55%	21	4.8347	3.238243

Oklahoma	1	5,450,415.72	1.01%	65	5.0150	1.562200

Oregon	1	1,330,809.46	0.25%	63	5.5800	1.615300

South Carolina	1	11,134,485.90	2.07%	64	5.4400	(0.307500)

Tennessee	1	38,350,000.00	7.12%	63	4.7400	2.088000

Texas	7	44,657,691.63	8.30%	64	5.2355	1.550224

Virginia	1	6,073,355.94	1.13%	64	5.4400	(0.307500)

Totals	73	538,294,492.11	100.00%	60	5.0084	1.645465

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	25,366,801.21	4.71%	63	5.5091	NAP	Defeased	4	25,366,801.21	4.71%	63	5.5091	NAP
	3.750% or less	2	5,572,451.79	1.04%	63	3.6246	0.981669	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	24,459,429.38	4.54%	59	3.9506	0.999973	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	9,590,476.46	1.78%	64	4.1072	1.338802	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	28,200,520.24	5.24%	62	4.3393	1.715883	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	109,170,000.00	20.28%	50	4.6627	2.745668	49 months or greater	52	512,927,690.90	95.29%	60	4.9837	1.661947
	4.751% to 5.000%	8	111,550,364.10	20.72%	63	4.9184	1.929123	Totals	56	538,294,492.11	100.00%	60	5.0084	1.645465
	5.001% to 5.250%	4	44,151,067.32	8.20%	64	5.1485	1.545960
	5.251% to 5.500%	11	116,349,366.28	21.61%	64	5.3795	0.768446
	5.501% to 5.750%	7	54,491,989.85	10.12%	63	5.6776	1.383896
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.250%	1	9,392,025.48	1.74%	62	6.1110	1.414700
	6.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	538,294,492.11	100.00%	60	5.0084	1.645465
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	25,366,801.21	4.71%	63	5.5091	NAP	Defeased	4	25,366,801.21	4.71%	63	5.5091	NAP
	60 months or less	2	35,281,443.19	6.55%	17	4.3857	3.284800	Interest Only	10	159,456,000.00	29.62%	54	4.7138	2.378854
	61 months or greater	49	476,452,480.43	88.51%	64	5.0297	1.541128	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	537,100,724.83	99.78%	60	5.0101	1.644855	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
								121 months to 300 months	1	9,981,443.19	1.85%	50	3.9440	1.334600
								301 months to 360 months	37	331,281,743.90	61.54%	63	5.1704	1.322764
								361 months or greater	3	11,014,736.53	2.05%	63	4.2947	1.753593
								Totals	55	537,100,724.83	99.78%	60	5.0101	1.644855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	25,366,801.21	4.71%	63	5.5091	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	1	1,193,767.28	0.22%	65	4.2800	1.920000
	12 months or less	44	437,464,143.64	81.27%	60	4.9559	1.923442	Totals	1	1,193,767.28	0.22%	65	4.2800	1.920000
	13 to 24 months	6	68,037,193.22	12.64%	64	5.1416	0.003541
	25 months or greater	2	7,426,354.04	1.38%	63	5.1733	1.451753
	Totals	56	538,294,492.11	100.00%	60	5.0084	1.645465
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	307400001	LO	Various	Various	Actual/360	5.440%	240,678.74	69,537.89	0.00	N/A	02/06/27	--	53,090,899.30	53,021,361.41	03/06/20
3	310937303	OF	Memphis	TN	Actual/360	4.740%	151,482.50	0.00	0.00	N/A	01/11/27	--	38,350,000.00	38,350,000.00	10/11/21
4	310937876	IN	Vernon	CA	Actual/360	4.890%	134,475.00	0.00	0.00	N/A	01/11/27	--	33,000,000.00	33,000,000.00	10/11/21
5	300571643	RT	Trussville	AL	Actual/360	4.950%	114,262.50	0.00	0.00	N/A	12/06/26	--	27,700,000.00	27,700,000.00	10/06/21
6	301741179	OF	Irvine	CA	Actual/360	4.605%	99,007.50	0.00	0.00	N/A	03/06/27	--	25,800,000.00	25,800,000.00	10/06/21
7	301741174	98	Cleveland	OH	Actual/360	4.560%	96,140.00	0.00	0.00	N/A	02/06/22	--	25,300,000.00	25,300,000.00	10/06/21
8	300571666	SS	Various	Various	Actual/360	5.730%	109,763.70	32,900.52	0.00	N/A	02/06/27	--	22,987,161.45	22,954,260.93	10/06/21
9	310938088	RT	New Orleans	LA	Actual/360	4.990%	91,483.33	0.00	0.00	N/A	01/11/27	--	22,000,000.00	22,000,000.00	10/11/21
10	301741177	RT	Miami Beach	FL	Actual/360	5.170%	86,166.67	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	10/06/21
11	301741181	RT	Tampa	FL	Actual/360	4.730%	73,788.00	0.00	0.00	N/A	03/06/27	--	18,720,000.00	18,720,000.00	10/06/21
12	600936330	OF	Charlotte	NC	Actual/360	5.170%	57,707.53	21,097.78	0.00	N/A	01/11/27	--	13,394,397.94	13,373,300.16	10/11/21
13	301741159	MF	Fayetteville	NC	Actual/360	4.390%	47,432.24	20,590.93	0.00	N/A	11/06/26	--	12,965,532.50	12,944,941.57	10/06/21
14	301741144	RT	Columbus	GA	Actual/360	3.944%	32,896.85	27,740.92	0.00	N/A	12/06/25	--	10,009,184.11	9,981,443.19	10/06/21
15	300571651	MF	Houston	TX	Actual/360	5.330%	47,802.40	15,436.29	0.00	N/A	01/06/27	--	10,762,266.38	10,746,830.09	10/06/21
16	470102910	MF	New York	NY	Actual/360	3.960%	36,300.00	0.00	0.00	N/A	03/01/27	--	11,000,000.00	11,000,000.00	10/01/21
17	301741170	RT	Fremont	CA	Actual/360	6.111%	47,893.95	12,776.60	0.00	N/A	12/06/26	--	9,404,802.08	9,392,025.48	10/06/21
18	301741171	LO	Tempe	AZ	Actual/360	5.627%	42,074.72	13,200.42	0.00	N/A	12/06/26	--	8,972,749.32	8,959,548.90	10/06/21
19	300571670	MF	Beech Grove	IN	Actual/360	5.610%	42,921.97	11,675.45	0.00	N/A	02/06/27	--	9,181,169.14	9,169,493.69	10/06/21
20	301741175	MF	Bloomington	IN	Actual/360	5.230%	38,394.31	13,671.94	0.00	N/A	02/06/27	--	8,809,402.80	8,795,730.86	10/06/21
21	300571667	LO	Riverhead	NY	Actual/360	5.350%	37,464.44	12,792.79	0.00	N/A	02/06/27	--	8,403,239.59	8,390,446.80	10/06/21
22	307400023	SS	Homeland	CA	Actual/360	5.270%	35,022.02	12,297.37	0.00	N/A	02/11/27	--	7,974,652.92	7,962,355.55	10/11/21
23	307400024	MF	Arlington	TX	Actual/360	5.370%	37,707.82	8,426,328.19	0.00	N/A	01/06/27	--	8,426,328.19	0.00	10/06/21
24	300571650	MF	Houston	TX	Actual/360	5.340%	35,553.55	11,440.36	0.00	N/A	01/06/27	--	7,989,561.38	7,978,121.02	10/06/21
25	300571644	RT	Various	Various	Actual/360	5.750%	39,195.23	9,533.10	0.00	N/A	01/06/27	--	8,179,874.46	8,170,341.36	10/06/21
26	410938257	SS	Brea	CA	Actual/360	4.930%	30,132.63	11,938.95	0.00	N/A	02/11/27	--	7,334,514.13	7,322,575.18	10/11/21
28	301741172	OF	Charlotte	NC	Actual/360	4.980%	29,382.00	0.00	0.00	N/A	01/06/27	--	7,080,000.00	7,080,000.00	10/06/21
29	307400030	Various Various		IN	Actual/360	5.290%	27,815.49	9,625.67	0.00	N/A	03/11/27	--	6,309,752.89	6,300,127.22	10/11/21
30	300571669	LO	Dearborn	MI	Actual/360	5.510%	27,924.86	9,022.22	0.00	N/A	02/06/27	--	6,081,640.15	6,072,617.93	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	470102510	MF	Brooklyn	NY	Actual/360	4.310%	20,915.31	5,767.49	0.00	N/A	01/01/27	--	5,823,289.29	5,817,521.80	10/01/21
32	300571668	LO	Sedalia	MO	Actual/360	5.290%	24,676.66	8,604.37	0.00	N/A	02/06/27	--	5,597,730.78	5,589,126.41	10/06/21
33	301741180	RT	Tulsa	OK	Actual/360	5.015%	22,810.11	7,636.66	0.00	N/A	03/06/27	--	5,458,052.38	5,450,415.72	10/06/21
34	410937553	RT	Houston	TX	Actual/360	4.790%	22,277.49	0.00	0.00	N/A	02/11/27	--	5,581,000.00	5,581,000.00	10/11/21
35	410938207	OF	Indianapolis	IN	Actual/360	5.150%	22,892.92	6,920.11	0.00	N/A	01/11/27	--	5,334,271.55	5,327,351.44	10/11/21
36	301741178	MF	Cleveland	OH	Actual/360	5.360%	23,865.44	6,602.05	0.00	N/A	03/06/27	--	5,343,009.02	5,336,406.97	10/06/21
37	300571646	MH	Winter Haven	FL	Actual/360	5.710%	22,289.28	6,762.43	0.00	N/A	01/06/27	--	4,684,262.31	4,677,499.88	10/06/21
38	310936138	RT	Eureka	CA	Actual/360	4.780%	18,317.75	6,808.19	0.00	N/A	12/11/26	--	4,598,597.11	4,591,788.92	10/11/21
39	307400040	SS	Houston	TX	Actual/360	5.260%	20,153.85	6,243.46	0.00	N/A	01/11/27	--	4,597,837.44	4,591,593.98	10/11/21
40	300571649	MH	Various	IN	Actual/360	5.910%	21,740.71	6,166.79	0.00	N/A	10/06/26	--	4,414,357.62	4,408,190.83	10/06/21
41	600938425	RT	Lubbock	TX	Actual/360	4.760%	16,957.50	0.00	0.00	N/A	02/11/27	--	4,275,000.00	4,275,000.00	10/11/21
42	300571655	RT	Brandon	FL	Actual/360	5.470%	17,028.69	5,607.64	0.00	N/A	01/06/27	--	3,735,726.60	3,730,118.96	10/06/21
43	470102810	MF	Rockville Centre	NY	Actual/360	3.940%	11,440.96	6,569.62	0.00	N/A	03/01/27	--	3,484,555.81	3,477,986.19	10/01/21
44	470102470	MF	Hartsdale	NY	Actual/360	4.320%	11,514.37	3,160.58	0.00	N/A	01/01/27	--	3,198,435.39	3,195,274.81	10/01/21
45	470102530	MF	Rockville Centre	NY	Actual/360	3.620%	9,045.40	5,995.01	0.00	N/A	01/01/27	--	2,998,474.87	2,992,479.86	10/01/21
46	307400047	SS	Fate	TX	Actual/360	5.430%	13,563.05	3,972.93	0.00	N/A	12/11/26	--	2,997,358.76	2,993,385.83	10/11/21
47	470101050	MF	Yonkers	NY	Actual/360	4.260%	9,776.18	4,999.58	0.00	N/A	01/01/27	--	2,753,853.74	2,748,854.16	10/01/21
48	470102340	MF	White Plains	NY	Actual/360	4.070%	9,312.64	5,131.15	0.00	N/A	01/01/27	--	2,745,741.78	2,740,610.63	10/01/21
49	600937652	OF	Suwanee	GA	Actual/360	5.430%	12,249.03	4,089.71	0.00	N/A	01/11/27	--	2,706,967.58	2,702,877.87	10/11/21
50	470102310	MF	Rockaway Park	NY	Actual/360	3.630%	7,820.10	5,185.38	0.00	N/A	12/01/26	--	2,585,157.31	2,579,971.93	10/01/21
51	470103120	MF	Yonkers	NY	Actual/360	4.280%	8,218.61	4,123.83	0.00	N/A	03/01/27	--	2,304,284.45	2,300,160.62	10/01/21
52	307400053	MH	Corpus Christi	TX	Actual/360	5.530%	10,737.89	3,190.61	0.00	N/A	03/11/27	--	2,330,102.00	2,326,911.39	10/11/21
53	470102790	MF	Brooklyn	NY	Actual/360	4.210%	7,030.57	2,022.39	0.00	N/A	02/01/27	--	2,003,962.31	2,001,939.92	10/01/21
54	470102490	MF	New Rochelle	NY	Actual/360	4.010%	6,416.68	3,621.15	0.00	N/A	01/01/27	--	1,920,202.85	1,916,581.70	10/01/21
55	470103150	MF	Jackson Heights	NY	Actual/360	4.280%	4,315.55	16,200.69	0.00	N/A	03/01/27	--	1,209,967.97	1,193,767.28	10/01/21
56	470102960	MF	New York	NY	Actual/360	4.240%	5,196.58	2,665.09	0.00	N/A	02/01/27	--	1,470,729.70	1,468,064.61	10/01/21
57	470103060	MF	New York	NY	Actual/360	4.030%	4,923.39	2,742.95	0.00	N/A	02/01/27	--	1,466,022.55	1,463,279.60	10/01/21
58	307400059	MH	Reedsport	OR	Actual/360	5.580%	6,197.40	1,965.26	0.00	N/A	01/11/27	--	1,332,774.72	1,330,809.46	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
60	470102940	MF	New York	NY	Actual/360	4.530%	3,775.00	0.00	0.00	N/A	02/01/27	--	1,000,000.00	1,000,000.00 10/01/21
Totals							2,286,329.06	8,884,362.51	0.00				547,178,854.62	538,294,492.11
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,367,919.00	(38,798.00)	01/01/20	03/31/20	09/11/20	6,371,374.55	471,402.14	279,854.05	5,094,127.80	0.00	0.00
3	4,106,421.06	2,184,208.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,341,160.00	1,685,856.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,297,839.45	1,139,508.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,523,678.86	1,893,767.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,591,275.56	2,526,741.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,568,463.58	1,270,802.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,110,928.46	1,062,581.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,184,244.51	876,664.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,970,215.37	1,020,942.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,728,027.80	717,049.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,383,516.69	772,827.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,906,617.13	3,747,016.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,562,034.82	964,280.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	452,309.00	304,503.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,026,111.54	541,525.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	577,787.51	(130,938.61)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	937,945.42	1,068,383.90	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,015,636.10	607,822.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	454,522.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	821,505.27	398,175.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	698,628.60	228,046.84	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	848,786.00	443,420.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	996,314.86	603,710.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	694,123.00	321,045.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,030,516.53	1,262,264.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	272,512.00	299,501.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
32	537,733.19	801,725.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	590,930.92	338,571.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	735,238.24	424,675.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	672,100.40	357,860.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	316,450.00	169,133.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	536,955.00	298,888.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
38	557,967.33	325,380.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	523,295.19	280,376.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	484,878.00	194,013.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	449,120.70	225,267.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	190,613.00	221,049.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	344,631.00	506,727.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	240,970.00	169,507.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	197,533.00	189,105.00	04/01/18	03/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
48	111,290.00	145,418.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	283,987.00	103,986.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	151,846.00	160,614.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	139,561.00	310,934.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	368,892.90	191,743.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	255,109.00	252,009.00	05/01/19	04/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	159,846.00	199,570.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
55	473,728.00	473,647.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
56	91,200.00	89,506.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	51,825.00	82,797.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	188,233.93	80,963.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	64,550.00	52,558.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	61,733,002.92	32,871,457.09				6,371,374.55	471,402.14	279,854.05	5,094,127.80	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
23	307400024	8,416,464.95	Payoff w/ yield maintenance	0.00	1,832,936.67
Totals		8,416,464.95		0.00	1,832,936.67
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	53,021,361.41	0	0.00	0	0.00	0	0.00	0	0.00	1	8,416,464.95	5.008433%	4.954656%	60
09/17/21	0	0.00	0	0.00	1	53,090,899.30	0	0.00	0	0.00	0	0.00	0	0.00	1	51,000,000.00	5.014073%	4.960244%	61
08/17/21	0	0.00	0	0.00	1	53,152,127.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976288%	4.925445%	58
07/16/21	0	0.00	0	0.00	1	53,213,070.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976364%	4.925505%	59
06/17/21	0	0.00	0	0.00	1	53,281,743.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976459%	4.925584%	60
05/17/21	0	0.00	0	0.00	1	53,342,082.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976533%	4.925643%	61
04/16/21	0	0.00	0	0.00	1	53,410,172.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976627%	4.925720%	62
03/17/21	0	0.00	0	0.00	1	53,469,912.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976700%	4.925777%	63
02/18/21	0	0.00	0	0.00	1	53,553,538.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976834%	4.925891%	64
01/15/21	0	0.00	0	0.00	1	53,612,609.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976905%	4.925947%	65
12/17/20	0	0.00	0	0.00	1	53,671,405.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976970%	4.925997%	66
11/18/20	0	0.00	0	0.00	1	53,738,009.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.977054%	4.926065%	67
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	307400001 03/06/20		18	6	279,854.05	5,094,127.80	904,963.61	54,220,171.19	06/10/20	2
Totals					279,854.05	5,094,127.80	904,963.61	54,220,171.19

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		25,300,000	25,300,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		14,389,634	14,389,634	0		0
> 60 Months		498,604,858	445,583,497	53,021,361		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	538,294,492	485,273,131	0	0	53,021,361	0
Sep-21	547,178,855	494,087,955	0	0	53,090,899	0
Aug-21	598,600,545	545,448,417	0	0	53,152,128	0
Jul-21	599,020,397	545,807,326	0	0	53,213,071	0
Jun-21	599,482,764	546,201,021	0	0	53,281,743	0
May-21	599,898,765	546,556,683	0	0	53,342,082	0
Apr-21	600,357,420	546,947,248	0	0	53,410,173	0
Mar-21	600,769,603	547,299,690	0	0	53,469,912	0
Feb-21	601,313,798	547,760,260	0	0	53,553,538	0
Jan-21	601,721,794	548,109,184	0	0	53,612,609	0
Dec-20	602,119,785	548,448,379	0	0	53,671,405	0
Nov-20	602,559,560	548,821,550	0	0	53,738,010	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	307400001	53,021,361.41	54,220,171.19	54,900,000.00	07/01/20	(286,217.00)	(0.30750)	03/31/20	02/06/27	304
Totals		53,021,361.41	54,220,171.19	54,900,000.00		(286,217.00)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	307400001	LO	Various	06/10/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	11,060.60	0.00	0.00	28,764.10	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,060.60	0.00	0.00	28,764.10	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		39,824.70

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the WFCMS 2017-RC1 Commercial

Mortgage Trust transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29